CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Operating (loss)/income	¥ (628)	$ (96)	¥ 70,846	¥ (49,493)
Interest income	19,559	3,006	16,622	17,853
(Loss)/income before income tax expense	(676)	(104)	83,045	(32,860)
Income tax expense	52,924	8,134	32,202	(1,119)
Net (loss)/income	(47,974)	(7,373)	53,923	(26,285)
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(10,424)	(1,602)	22,275	21,124
Comprehensive (loss)/income	(58,398)	(8,975)	76,198	(5,161)
Parent Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Operating (loss)/income	0	0	0	0
Equity in (loss)/profit of subsidiaries and the VIEs	(54,676)	(8,403)	35,409	(48,332)
Interest income	6,702	1,030	18,514	22,047
(Loss)/income before income tax expense	(47,974)	(7,373)	53,923	(26,285)
Income tax expense			0	0
Net (loss)/income	(47,974)	(7,373)	53,923	(26,285)
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(10,424)	(1,602)	22,275	21,124
Other comprehensive income/(loss)	(10,424)	(1,602)	22,275	21,124
Comprehensive (loss)/income	¥ (58,398)	$ (8,975)	¥ 76,198	¥ (5,161)